Fair Value Measurements - Net Asset Value Per Share (Details) - EBP 041 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	$ 1,578,475	$ 1,347,578
NAV | Common/Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	$ 1,333,469	$ 1,134,141